Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Banks - 8.3%
Citizens Financial Group, Inc.	252,772	$ 11,458,155
First Republic Bank	74,819	12,128,160
Huntington Bancshares, Inc.	884,823	12,936,112
US Bancorp	296,393	15,753,288

		52,275,715

Biotechnology - 2.6%
Gilead Sciences, Inc.	277,735	16,511,346

Capital Markets - 7.8%
CME Group, Inc.	79,544	18,920,336
State Street Corp.	222,425	19,377,666
T. Rowe Price Group, Inc.	72,344	10,937,689

		49,235,691

Chemicals - 3.1%
Air Products & Chemicals, Inc.	46,853	11,709,033
Albemarle Corp.	34,403	7,608,224

		19,317,257

Commercial Services & Supplies - 3.0%
Republic Services, Inc.	142,378	18,865,085

Communications Equipment - 2.9%
Cisco Systems, Inc.	333,351	18,587,652

Containers & Packaging - 1.3%
Packaging Corp. of America	52,803	8,243,076

Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	304,894	15,531,301

Electrical Equipment - 5.2%
Emerson Electric Co.	179,846	17,633,900
Schneider Electric SE, ADR	454,823	15,363,921

		32,997,821

Equity Real Estate Investment Trusts - 3.6%
American Tower Corp.	31,971	8,031,755
Digital Realty Trust, Inc.	54,993	7,798,007
Weyerhaeuser Co.	188,950	7,161,205

		22,990,967

Food Products - 1.8%
McCormick & Co., Inc.	115,636	11,540,473

Health Care Equipment & Supplies - 2.1%
Medtronic PLC	117,854	13,075,901

Household Durables - 1.7%
Garmin Ltd.	90,171	10,695,182

Household Products - 2.7%
Colgate-Palmolive Co.	137,271	10,409,260
Kimberly-Clark Corp.	54,590	6,723,304

		17,132,564

Insurance - 7.2%
Cincinnati Financial Corp.	113,032	15,367,831

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	236,462	$ 16,618,549
Progressive Corp.	120,387	13,722,914

		45,709,294

IT Services - 2.4%
Automatic Data Processing, Inc.	67,995	15,471,582

Leisure Products - 1.2%
Hasbro, Inc.	96,699	7,921,582

Machinery - 5.6%
Cummins, Inc.	60,555	12,420,436
Stanley Black & Decker, Inc.	85,959	12,016,208
Xylem, Inc.	128,014	10,914,474

		35,351,118

Media - 2.4%
Omnicom Group, Inc.	178,339	15,137,414

Metals & Mining - 4.0%
Steel Dynamics, Inc.	301,579	25,160,736

Multiline Retail - 2.2%
Target Corp.	64,724	13,735,727

Pharmaceuticals - 5.5%
AstraZeneca PLC, ADR	279,568	18,546,541
Merck & Co., Inc.	201,903	16,566,141

		35,112,682

Professional Services - 1.0%
RELX PLC, ADR (A)	206,655	6,426,971

Road & Rail - 2.9%
Union Pacific Corp.	66,267	18,104,807

Semiconductors & Semiconductor Equipment - 8.0%
Broadcom, Inc.	35,967	22,647,701
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	143,708	14,982,996
Texas Instruments, Inc.	70,183	12,877,177

		50,507,874

Software - 2.6%
Microsoft Corp.	53,298	16,432,307

Specialty Retail - 1.6%
Best Buy Co., Inc.	110,215	10,018,544

Textiles, Apparel & Luxury Goods - 1.5%
Hanesbrands, Inc.	648,737	9,659,694

Water Utilities - 2.6%
Essential Utilities, Inc.	317,061	16,211,329

Total Common Stocks (Cost $566,168,939)		627,961,692

Transamerica Series Trust	Page 1

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2022, to be repurchased at $4,619,913 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $4,712,335.

$ 4,619,913	$ 4,619,913

Total Repurchase Agreement (Cost $4,619,913)	4,619,913

Total Investments (Cost $570,788,852)	632,581,605
Net Other Assets (Liabilities) - 0.0% (C)	263,087

Net Assets - 100.0%	$ 632,844,692

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$627,961,692	$—	$—	$627,961,692
Repurchase Agreement	—	4,619,913	—	4,619,913

Total Investments	$627,961,692	$4,619,913	$—	$632,581,605

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $5,110,321 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,217,128. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2022.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

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Transamerica Aegon Sustainable Equity Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

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